MD&A - Capital management	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure Of Objectives Policies And Processes For Managing Capital Explanatory
Audited |

An adequate level of

total loss-absorbing capacity (TLAC)
meeting both internal assessment and regulatory requirements is
a prerequisite for conducting our business activities.
Audited

|

We

manage

our

balance

sheet,

RWA,

leverage

ratio
denominator (LRD) and TLAC ratio levels based on our regulatory requirements

and

within

our

internal

limits

and

targets.

Our
strategic focus

is on

achieving an optimal

attribution and

use of
financial

resources

between

our

business

divisions

and

Group
Functions, as well

as between our legal

entities, while remaining
within

the

limits

defined

for

the

Group

and

allocated

to

the
business

divisions

by

the

Board

of

Directors

(the

BoD).

These
resource

allocations, in

turn, affect

business plans

and earnings
projections, which are reflected in our capital plans.
The

annual

strategic

planning

process

includes

a

capital
-
planning component that is

key in defining our

capital targets. It
is based on

an attribution of

Group RWA and

LRD internal limits
to the business divisions.

Limits and

targets are

established at

the Group

and business
division levels, and

are approved by

the BoD at

least annually. In
the target-setting process,

we take into

account the current

and
potential future TLAC

requirements, our aggregate

risk exposure
in

terms

of

capital-at-risk,

the

assessment

by

rating

agencies,
comparisons

with

peers

and

the

effect

of

expected

accounting
policy changes.

Regulatory capital and movement [text block]
Reconciliation of IFRS equity to Swiss SRB common equity tier 1 capital
USD million 31.12.21 31.12.20
Total IFRS equity 61,002 59,765
Equity attributable to non-controlling interests (340) (319)
Defined benefit plans, net of tax (270) (41)
Deferred tax assets recognized for tax loss carry-forwards (4,565) (5,617)
Deferred tax assets on temporary differences, excess over threshold (49) (5)
Goodwill, net of tax
1
(5,838) (6,319)
Intangible assets, net of tax (180) (296)
Compensation-related components (not recognized in net

profit)
(1,700) (1,349)
Expected losses on advanced internal ratings-based portfolio less provisions (482) (330)
Unrealized (gains) / losses from cash flow hedges, net of tax (628) (2,321)
Own credit related to gains / losses on financial liabilities measured at fair value that existed at the balance sheet date
315 382
Own credit related to gains / losses on derivative financial instruments that existed at the balance sheet date
(50) (45)
Unrealized gains related to debt instruments at fair value through

OCI, net of tax
(68) (152)
Prudential valuation adjustments (167) (150)
Accruals for dividends to shareholders (1,700) (1,314)
Capital reserve for potential share repurchases (2,000)
Other 1 0
Total common equity tier 1 capital 45,281 39,890
1 Includes goodwill

related to significant

investments in financial

institutions of USD
22

million as of 31

December 2021 (31

December 2020: USD
413

million) presented on

the balance sheet

line Investments in
associates.
Audited |

Our

CET1

capital mainly

consists of:

share

capital; share
premium,

which

primarily

consists

of

additional

paid-in

capital
related

to

shares
issued;
and

retained

earnings.

A

detailed
reconciliation of

IFRS

equity

to

CET1

capital

is

provided

in

the
“Reconciliation of IFRS equity to Swiss

SRB common equity tier 1
capital” table.

Our

CET1

capital

increased

by

USD
5.4

billion

to

USD
45.3
billion as

of 31 December

2021, mainly

as a

result of

operating
profit before

tax of

USD
9.5

billion, a

USD
0.5

billion increase

in
eligible deferred

tax assets

on temporary

differences, a

USD
0.4
billion decrease

in deduction

of goodwill

resulting from

the sale
of

our

remaining

minority

investment

in

Clearstream

Fund
Centre AG (previously Fondcenter

AG) and

an increase of

USD
0.2
billion related

to the

launch of

our new

operational partnership
entity

with

Sumitomo

Mitsui

Trust

Holdings,

Inc.

These

effects
were partly offset by dividend accruals of USD 1.7

billion, current
tax expenses

of USD
1.6

billion, share

repurchases under

our share
repurchase program of USD 0.6

billion, negative foreign currency
effects of

USD
0.6

billion, compensation- and

own share-related
capital components of USD 0.4

billion, and negative effects from
defined benefit plans of USD 0.2

billion.
Our

share

repurchases

in

2021

decreased

CET1

capital

by
USD 0.6

billion,

reflecting

shares

repurchased

under

our

share
repurchase programs

of USD
2.6

billion, partly

offset by

the use
of the

capital reserve

for potential share

repurchases of

USD
2.0
billion.

The

capital

reserve

for

potential

share

repurchases

was
fully utilized during 2021.
Our loss-absorbing additional tier 1 (AT1) capital decreased by
USD 1.1

billion

to

USD
15.2

billion,

mainly

due

to

two

calls

of
USD 2.6

billion

of

AT1

capital

instruments

denominated

in

US
dollars

and

foreign

currency

translation

and

interest

rate

risk
hedge effects,

partly offset

by two issuances

of USD
2.25

billion
of AT1 capital instruments denominated in US dollars.
Audited |

Our total gone

concern loss-absorbing capacity decreased
by USD 1.3

billion to

USD
44.3

billion as

of 31 December

2021 and
included

USD
41.1

billion

of

TLAC-eligible

senior

unsecured
debt.

UBS AG
Entity [Table]
Regulatory capital and movement [text block]
Reconciliation of IFRS equity to Swiss SRB common equity tier 1 capital (UBS Group AG vs UBS AG consolidated)
As of 31.12.21
USD million
UBS Group AG
(consolidated)
UBS AG
(consolidated) Difference
Total IFRS equity 61,002 58,442 2,559
Equity attributable to non-controlling interests (340) (340)
Defined benefit plans, net of tax (270) (270)
Deferred tax assets recognized for tax loss carry-forwards (4,565) (4,565)
Deferred tax assets on temporary differences, excess over threshold (49) (350) 302
Goodwill, net of tax (5,838) (5,838)
Intangible assets, net of tax (180) (180)
Compensation-related components (not recognized in net

profit)
(1,700) (1,700)
Expected losses on advanced internal ratings-based portfolio less provisions (482) (482)
Unrealized (gains) / losses from cash flow hedges, net of tax (628) (628)
Own credit related to gains / losses on financial liabilities measured at fair value that existed at the balance sheet date
315 315
Own credit related to gains / losses on derivative financial instruments that existed at the balance sheet date
(50) (50)
Unrealized gains related to debt instruments at fair value through

OCI, net of tax
(68) (68)
Prudential valuation adjustments (167) (167)
Accruals for dividends to shareholders (1,700) (4,200) 2,500
Other 1 (24) 25
Total common equity tier 1 capital 45,281 41,594 3,687